Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	77,373,534	82,831,300	79,057,239	82,716,842
Effect of dilutive share options and other awards outstanding under share based compensation programs	708,925	614,527	460,847	588,599
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	78,082,459	83,445,827	79,518,086	83,305,441

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Net income per Ordinary Share:
Basic	$0.03	$2.38	$4.29	$6.43
Diluted	$0.03	$2.36	$4.27	$6.38